Business Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Business Segment Information

Note 10:  Business Segment Information

The following tables set forth financial information regarding the Company’s two reportable business segments for the three and nine months ended September 30, 2013, since the Company began selling single premium deferred annuity contracts in 2013.  The Company had one reportable business segment, life and health, for the three and nine months ended September 30, 2012.

Three months ended or as of September 30, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 36	$ -	$ 36
Contract charges	6	-	6
Net investment income	32	-	32

Total revenues	74	-	74

Benefits and expenses
Life and health insurance claims and benefits, net	29	-	29
Interest credited to policyholder account balances	2	-	2
Operating and other expenses	40	-	40

Total benefits and expenses	71	-	71

Income (loss) before income taxes	3	-	3

Income tax expense	(8)	-	(8)

Net income (loss)	11	-	11

Change in unrealized gains (losses), net of tax (benefit)	(3)	-	(3)

Other comprehensive income (loss)	(3)	-	(3)

Total comprehensive income (loss)	$ 8	$ -	$ 8

Reinsurance recoverable from affiliate	$ 26,413	$ -	$ 26,413
Assets on deposit	-	28,769	28,769
Claim and policy benefit reserves - life and health	23,660	-	23,660
Policyholder account balances	3,735	28,769	32,504

Nine months ended or as of September 30, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 105	$ -	$ 105
Contract charges	14	-	14
Net investment income	138	-	138

Total revenues	257	-	257

Benefits and expenses
Life and health insurance claims and benefits, net	118	-	118
Interest credited to policyholder account balances	6	-	6
Operating and other expenses	71	-	71

Total benefits and expenses	195	-	195

Income (loss) before income taxes	62	-	62

Income tax expense	83	-	83

Net income (loss)	(21)	-	(21)

Change in unrealized gains (losses), net of tax (benefit)	(129)	-	(129)

Other comprehensive income (loss)	(129)	-	(129)

Total comprehensive income (loss)	$ (150)	$ -	$ (150)

Reinsurance recoverable from affiliate	$ 26,413	$ -	$ 26,413
Assets on deposit	-	28,769	28,769
Claim and policy benefit reserves - life and health	23,660	-	23,660
Policyholder account balances	3,735	28,769	32,504